Label	Element	Value
Risk Return Summary [Abstract]	gmot_RiskReturnSummaryAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2018
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2018